EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

19.EARNINGS (LOSS) PER SHARE

Earnings (loss) per share has been calculated using the weighted average number of common shares outstanding for the years ended December 31, 2024 and 2023 as follows:

(a)Basic

	Year ended December 31
	2024	2023
Income (loss) for the year	$88,981	$(27,010)
Weighted average number of common shares (thousands)	318,720	311,482
Basic earnings (loss) per share	$0.28	$(0.09)

(b)Diluted

	Year ended December 31
	2024	2023
Income (loss) for the year	$88,981	$(27,010)

Weighted average number of common shares (thousands)	318,720	311,482
Dilutive potential ordinary shares
Warrants	12,500	—
Options	770	—
RSUs	572	—
DSUs	848	—
Bonus shares	500	—
Weighted average number of ordinary shares	333,910	311,482

Diluted earnings (loss) per share	$0.27	$(0.09)

Potential ordinary shares arising from warrants (13,026,000), stock options (2,383,000), RSUs (375,000), DSUs (648,000) and 500,000 bonus shares are not included in the calculation of diluted loss per share for the year ended December 31, 2023 because their effect would have been anti-dilutive.